Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment [Line Items]
Property, Plant and Equipment, useful life	$ 54,499	$ 155,345
Less: accumulated depreciation	(41,587)	(117,262)
Property, Plant and Equipment, Net	$ 12,912	38,083
Laboratory Equipment [Member]
Schedule of Property and Equipment [Line Items]
Property, Plant and Equipment, gross	5 years
Property, Plant and Equipment, useful life		100,548
Office Equipment and Furniture [Member]
Schedule of Property and Equipment [Line Items]
Property, Plant and Equipment, useful life	$ 54,499	$ 54,797
Minimum [Member] | Office Equipment and Furniture [Member]
Schedule of Property and Equipment [Line Items]
Property, Plant and Equipment, gross	3 years
Maximum [Member] | Office Equipment and Furniture [Member]
Schedule of Property and Equipment [Line Items]
Property, Plant and Equipment, gross	10 years